                     SUPPLEMENT DATED SEPTEMBER 9, 2008 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On August 22, 2008, the Board of Trustees (the "Board") of the Old Mutual Insurance Series Fund (the "Trust") voted to liquidate the Old Mutual Growth II Portfolio and the Old Mutual Large Cap Growth Portfolio (collectively, the "Old Mutual Portfolios"). The Board concluded that each of the Old Mutual Portfolios should be liquidated primarily due to small asset size, high operating costs and lack of economies of scale.

In accordance with the Board's decision to terminate operations, commencing as of the close of trading on the New York Stock Exchange ("NYSE") on September 12, 2008, the Old Mutual Portfolios will no longer accept any purchase orders or transfer requests in anticipation of a final liquidation of the Old Mutual Portfolios effective at the close of trading on the NYSE on December 12, 2008. Assets held by the Separate Account which are invested in the Old Mutual Portfolios will be transferred at the close of trading on the NYSE on December 12, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Old Mutual Portfolios to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Old Mutual Portfolios during the period from September 9, 2008 to December 12, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

13151M SUPPJ 09/09/08

                                                                                             Adviser (and Sub-Adviser(s),
                                 Portfolio                           Investment Objective           as applicable)
                                 ---------------------------------------------------------------------------------------------
THE ALGER                        Alger American LargeCap             Seeks long-term      Fred Alger Management, Inc.
AMERICAN FUND                    Growth Portfolio -- Class O         capital
                                 shares                              appreciation.
                                 ---------------------------------------------------------------------------------------------
                                 Alger American SmallCap Growth      Seeks long-term      Fred Alger Management, Inc.
                                 Portfolio (formerly, Alger          capital
                                 American Small Capitalization       appreciation.
                                 Portfolio) -- Class O shares
                                 ---------------------------------------------------------------------------------------------
FEDERATED                        Federated American                  Seeks long-term      Federated Equity Management
INSURANCE SERIES                 Leaders Fund II -- Primary          growth of capital.   Company of Pennsylvania
                                 shares                              Providing income is
                                                                     a secondary
                                                                     objective.
                                 ---------------------------------------------------------------------------------------------
                                 Federated Capital Income            Seeks high current   Federated Equity
                                 Fund II                             income and moderate  Management Company of
                                                                     capital              Pennsylvania (subadvised by
                                                                     appreciation.        Federated Investment Management
                                                                                          Company)
                                 ---------------------------------------------------------------------------------------------
                                 Federated High Income               Seeks high current   Federated Investment Management
                                 Bond Fund II -- Primary shares      income by investing  Company
                                                                     in lower-rated
                                                                     corporate debt
                                                                     obligations,
                                                                     commonly referred
                                                                     to as "junk bonds."
                                 ---------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE             VIP Asset Manager/SM/ Portfolio --  Seeks to obtain      Fidelity Management & Research
INSURANCE PRODUCTS               Initial Class                       high total return    Company (FMR) (subadvised by
FUND                                                                 with reduced risk    Fidelity Investments Money
                                                                     over the long term   Management, Inc. (FIMM), FMR
                                                                     by allocating its    Co., Inc. (FMRC), Fidelity Research
                                                                     assets among         & Analysis Company (FRAC),
                                                                     stocks, bonds, and   Fidelity Management & Research
                                                                     short-term           (U.K.) Inc. (FMR U.K.), Fidelity
                                                                     instruments.         International Investment Advisors
                                                                                          (FIIA), Fidelity International
                                                                                          Investment Advisors (U.K.) Limited
                                                                                          (FIIA(U.K.)L), and Fidelity
                                                                                          Investments Japan Limited (FIJ))
                                 ---------------------------------------------------------------------------------------------
                                 VIP Contrafund(R) Portfolio --      Seeks long-term      FMR (subadvised by FMRC, FRAC,
                                 Initial Class                       capital              FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                     appreciation.        FIJ)
                                 ---------------------------------------------------------------------------------------------
                                 VIP Equity-Income Portfolio --      Seeks reasonable     FMR (subadvised by FMRC, FRAC,
                                 Initial Class                       income. The fund     FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                     will consider the    FIJ)
                                                                     potential for
                                                                     capital
                                                                     appreciation. The
                                                                     fund's goal is to
                                                                     achieve a yield
                                                                     which exceeds the
                                                                     composite yield on
                                                                     the securities
                                                                     comprising the
                                                                     Standard & Poor's
                                                                     500/SM/ Index (S&P
                                                                     500(R)).
                                 ---------------------------------------------------------------------------------------------
                                 VIP Growth Portfolio -- Initial     Seeks to achieve     FMR (subadvised by FMRC, FRAC,
                                 Class                               capital              FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                     appreciation.        FIJ)
                                 ---------------------------------------------------------------------------------------------
                                 VIP Growth & Income                 Seeks high total     FMR (subadvised by FMRC, FRAC,
                                 Portfolio -- Initial Class          return through a     FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                     combination of       FIJ)
                                                                     current income and
                                                                     capital
                                                                     appreciation.
                                 ---------------------------------------------------------------------------------------------
                                 VIP Growth Opportunities            Seeks to provide     FMR (subadvised by FMRC, FRAC,
                                 Portfolio -- Initial Class          capital growth.      FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                                 ---------------------------------------------------------------------------------------------
                                 VIP Overseas Portfolio -- Initial   Seeks long-term      FMR (subadvised by FMRC, FMR
                                 Class                               growth of capital.   (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                                                                          and FIJ)
                                 ---------------------------------------------------------------------------------------------

                                                                                        Adviser (and Sub-Adviser(s),
                    Portfolio                              Investment Objective                as applicable)
                    ----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Templeton Foreign Securities       Seeks long-term capital        Templeton Investment Counsel, LLC
VARIABLE INSURANCE  Fund -- Class 1 Shares             growth. The fund normally
PRODUCTS TRUST                                         invests at least 80% of its
                                                       net assets in investments of
                                                       issuers located outside the
                                                       U.S., including those in
                                                       emerging markets, and
                                                       normally invests
                                                       predominantly in equity
                                                       securities.
                    ----------------------------------------------------------------------------------------------------
                    Templeton Global Income            Seeks high current income,     Franklin Advisers, Inc.
                    Securities Fund -- Class 1 Shares  consistent with preservation of capital, with capital
                                                       appreciation as a secondary
                                                       consideration. The fund
                                                       normally invests mainly in
                                                       debt securities of
                                                       governments and their
                                                       political subdivisions and
                                                       agencies, supranational
                                                       organizations and companies
                                                       located anywhere in the
                                                       world, including emerging
                                                       markets.
                    ----------------------------------------------------------------------------------------------------
GE INVESTMENTS      Income Fund -- Class 1 Shares      Seeks maximum income           GE Asset Management Incorporated
FUNDS, INC.                                            consistent with prudent
                                                       investment management and the
                                                       preservation of capital.
                    ----------------------------------------------------------------------------------------------------
                    International Equity Fund --       Seeks long-term growth of      GE Asset Management Incorporated
                    Class 1 Shares                     capital.
                    ----------------------------------------------------------------------------------------------------
                    Mid-Cap Equity Fund -- Class 1     Seeks long-term growth of      GE Asset Management Incorporated
                    Shares                             capital and future income.
                    ----------------------------------------------------------------------------------------------------
                    Money Market Fund/1/               Seeks a high level of current  GE Asset Management Incorporated income consistent with the
                                                       preservation of capital and
                                                       the maintenance of liquidity.
                    ----------------------------------------------------------------------------------------------------
                    Real Estate Securities Fund --     Seeks maximum total return     GE Asset Management Incorporated
                    Class 1 Shares                     through current income and     (subadvised by Urdang Securities
                                                       capital appreciation.          Management, Inc.)
                    ----------------------------------------------------------------------------------------------------
                    S&P 500(R) Index Fund/2/           Seeks growth of capital and    GE Asset Management Incorporated
                                                       accumulation of income that    (subadvised
                                                       corresponds to the investment  by SSgA Funds Management, Inc.)
                                                       return of S&P's 500 Composite
                                                       Stock Index.
                    ----------------------------------------------------------------------------------------------------
                    Total Return Fund -- Class 1       Seeks the highest total        GE Asset Management Incorporated
                    Shares                             return, composed of current
                                                       income and capital
                                                       appreciation, as is
                                                       consistent with prudent
                                                       investment risk.
                    ----------------------------------------------------------------------------------------------------
                    U.S. Equity Fund -- Class 1        Seeks long-term growth of      GE Asset Management
                    Shares                             capital.                       Incorporated
                    ----------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                           Adviser (and Sub-Adviser(s),
                      Portfolio                                Investment Objective               as applicable)
                      ----------------------------------------------------------------------------------------------------
GOLDMAN SACHS         Goldman Sachs Growth and             Seeks long-term growth of      Goldman Sachs Asset Management,
VARIABLE INSURANCE    Income Fund                          capital and growth of income.  L.P.
TRUST
                      ----------------------------------------------------------------------------------------------------
                      Goldman Sachs Mid Cap Value          Seeks long-term capital        Goldman Sachs Asset Management,
                      Fund                                 appreciation.                  L.P.
                      ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio -- Institutional  Seeks long-term capital        Janus Capital Management LLC
                      Shares                               growth, consistent with
                                                           preservation of capital and
                                                           balanced by current income.
                      ----------------------------------------------------------------------------------------------------
                      Flexible Bond Portfolio --           Seeks to obtain maximum total  Janus Capital Management LLC
                      Institutional Shares                 return, consistent with
                                                           preservation of capital.
                      ----------------------------------------------------------------------------------------------------
                      Forty Portfolio -- Institutional     A non-diversified              Janus Capital Management LLC
                      Shares                               portfolio/1/ that seeks
                                                           long-term growth of capital.
                      ----------------------------------------------------------------------------------------------------
                      International Growth Portfolio --    Seeks long-term growth of      Janus Capital Management LLC
                      Institutional Shares                 capital.
                      ----------------------------------------------------------------------------------------------------
                      Large Cap Growth Portfolio --        Seeks long-term growth of      Janus Capital Management LLC
                      Institutional Shares                 capital in a manner
                                                           consistent with the
                                                           preservation of capital.
                      ----------------------------------------------------------------------------------------------------
                      Mid Cap Growth Portfolio --          Seeks long-term growth of      Janus Capital Management LLC
                      Institutional shares                 capital.
                      ----------------------------------------------------------------------------------------------------
                      Worldwide Growth Portfolio --        Seeks long-term growth of      Janus Capital Management LLC
                      Institutional Shares                 capital in a manner
                                                           consistent with the
                                                           preservation of capital.
                      ----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced                 Seeks a high total investment  OppenheimerFunds, Inc.
ACCOUNT FUNDS         Fund/VA                              return, which includes
                                                           current income and capital
                                                           appreciation in the value of
                                                           its shares.
                      ----------------------------------------------------------------------------------------------------
                      Oppenheimer Capital                  Seeks capital appreciation by  OppenheimerFunds, Inc.
                      Appreciation Fund/VA                 investing in securities of
                                                           well-known, established
                                                           companies.
                      ----------------------------------------------------------------------------------------------------
                      Oppenheimer Core Bond                Seeks a high level of current  OppenheimerFunds, Inc.
                      Fund/VA                              income. As a secondary
                                                           objective, this port- folio
                                                           seeks capital appreciation
                                                           when consistent with its
                                                           primary objective.
                      ----------------------------------------------------------------------------------------------------
                      Oppenheimer High Income              Seeks a high level of current  OppenheimerFunds, Inc.
                      Fund/VA                              income from investment in
                                                           high-yield fixed income
                                                           securities.
                      ----------------------------------------------------------------------------------------------------
                      Oppenheimer MidCap Fund/VA           Seeks capital appreciation by  OppenheimerFunds, Inc.
                                                           investing in "growth type"
                                                           companies.
                      ----------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800 352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.